Finance and other income and foreign exchange gains/(losses), net (Tables)	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Summary of Finance and Other Income and Foreign Exchange Gains/(Losses), Net

	Year ended March 31,
	2024		2025		2026
Interest income	₹	19,478	₹	27,210	₹	28,367
Dividend income from equity investments designated as FVTOCI		3		2,299		3
Net gain from investments classified as FVTPL		4,558		8,765		7,763
Net loss from investments classified as FVTOCI		(143)		(72)		358
Finance and other income	₹	23,896	₹	38,202	₹	36,491

Foreign exchange gains/(losses), net on financial instruments measured at FVTPL	₹	650	₹	(398)	₹	(5,867)
Other foreign exchange gains/(losses), net		(310)		430		7,720
Foreign exchange gains/(losses), net	₹	340	₹	32	₹	1,853